Goodwill, Net - Schedule of Goodwill and Accumulated Impairment Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	2,018,164
Gross Ending	2,018,164
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	2,018,164		$ 297,441
Computing Power and Algorithm Solutions [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	1,064,367
Gross Ending	1,064,367
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	1,064,367
Smart Technology and New Energy Solutions [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	833,416
Gross Ending	833,416
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	833,416
Health and Wellness Products and Services [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	120,381
Gross Ending	120,381
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	¥ 120,381